LOANS, Aging Analysis of Loans by Class (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Aging analysis of loans by class [Abstract]
Total loans		$ 2,905,045
Total loans recorded investment	[1]		$ 2,742,577
Accrued interest excluded from total		6,836
Accrued interest included in recorded investment	[1]		8,899
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		5,531	17,271
Accrued interest excluded from total		34
Accrued interest included in recorded investment			169
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		2,350	12,817
Accrued interest excluded from total		25
Accrued interest included in recorded investment			147
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		646	1,446
Accrued interest excluded from total		9
Accrued interest included in recorded investment			22
Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		2,535	3,008
Accrued interest excluded from total		0
Accrued interest included in recorded investment			0
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		2,899,514	2,725,306
Accrued interest excluded from total		6,802
Accrued interest included in recorded investment			8,730
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans		1,203,581
Total loans recorded investment	[1]		1,245,951
Accrued interest excluded from total		2,538
Accrued interest included in recorded investment	[1]		3,536
Commercial [Member] | Commercial and Industrial [Member]
Aging analysis of loans by class [Abstract]
Total loans		593,112
Total loans recorded investment			676,319
Accrued interest excluded from total		1,373
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		64	5,204
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	5,003
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		2	131
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		62	70
Commercial [Member] | Commercial and Industrial [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		593,048	671,115
Commercial [Member] | Commercial Real Estate [Member]
Aging analysis of loans by class [Abstract]
Total loans		610,469
Total loans recorded investment			569,632
Accrued interest excluded from total		1,165
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	2,600
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	2,600
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		610,469	567,032
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	1,139,659
Total loans recorded investment	[1]		1,020,104
Accrued interest excluded from total	[2]	2,998
Accrued interest included in recorded investment	[1]		4,178
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	541,023
Total loans recorded investment			440,178
Accrued interest excluded from total	[2]	1,290
Accrued interest included in recorded investment			1,301
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		607	1,384
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	761
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	0
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		607	623
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		540,416	438,794
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	266,410
Total loans recorded investment			267,573
Accrued interest excluded from total	[2]	798
Accrued interest included in recorded investment			1,641
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		1,839	2,843
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		774	1,888
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		408	453
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		657	502
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		264,571	264,730
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	194,852
Total loans recorded investment			159,776
Accrued interest excluded from total	[2]	513
Accrued interest included in recorded investment			587
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		575	1,799
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		87	1,184
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		26	139
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		462	476
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		194,277	157,977
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	88,729
Total loans recorded investment			94,530
Accrued interest excluded from total	[2]	283
Accrued interest included in recorded investment			373
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		771	1,670
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		422	710
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		60	228
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		289	732
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		87,958	92,860
Mortgage [Member] | Resort Lending [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	48,645
Total loans recorded investment			58,047
Accrued interest excluded from total	[2]	114
Accrued interest included in recorded investment			276
Mortgage [Member] | Resort Lending [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		237	585
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	32
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		0	195
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		237	358
Mortgage [Member] | Resort Lending [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		48,408	57,462
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	561,805
Total loans recorded investment	[1]		476,522
Accrued interest excluded from total	[2]	1,300
Accrued interest included in recorded investment	[1]		1,185
Installment [Member] | Boat Lending [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	228,140
Total loans recorded investment			207,513
Accrued interest excluded from total	[2]	537
Accrued interest included in recorded investment			572
Installment [Member] | Boat Lending [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		518	196
Installment [Member] | Boat Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		438	95
Installment [Member] | Boat Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		28	101
Installment [Member] | Boat Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		52	0
Installment [Member] | Boat Lending [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		227,622	207,317
Installment [Member] | Recreational Vehicle Lending [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	234,745
Total loans recorded investment			169,574
Accrued interest excluded from total	[2]	546
Accrued interest included in recorded investment			457
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		562	292
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		377	207
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		65	37
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		120	48
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		234,183	169,282
Installment [Member] | Other [Member]
Aging analysis of loans by class [Abstract]
Total loans	[2]	98,920
Total loans recorded investment			99,435
Accrued interest excluded from total	[2]	217
Accrued interest included in recorded investment			156
Installment [Member] | Other [Member] | Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total loans		358	698
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		252	337
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total loans		57	162
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total loans		49	199
Installment [Member] | Other [Member] | Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Total loans		$ 98,562	$ 98,737

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Credit scores have been updated within the last twelve months.